UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$35,737,471

Gross unrealized appreciation	14,940,693
Gross unrealized depreciation	(575,711)
Net unrealized appreciation / (depreciation)	$14,364,982

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

K I R R, M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 100.0%

	Advertising Agencies - 2.0%
80,475	Interpublic Group of Companies, Inc. *	$985,014

	Automotive Services - 2.0%
35,932	Adesa, Inc.	997,113

	Business Services - 3.8%
27,600	MoneyGram International, Inc.	865,536
21,879	Portfolio Recovery Associates, Inc. *	1,021,531
		1,887,067

	Communications & Media - 6.8%
46,067	CBS Corp. - Class B	1,436,369
25,775	Entercom Communications Corp.	726,340
5,600	Liberty Media Corp. - Capital - Class A *	548,688
18,257	Vivendi Universal SA - f	713,603
		3,425,000

	Computers & Software - 2.5%
112,600	RealNetworks, Inc. *	1,231,844

	Electronic Components - 4.7%
38,329	Agilent Technologies, Inc. *	1,335,766
69,098	AVX Corp.	1,021,959
		2,357,725

	Electronics - 2.7%
43,650	Olympus Corp. - ADR	1,370,073

	Energy Equipment & Services - 1.4%
42,418	Horizon Offshore, Inc.*	691,413

	Energy/Natural Resources - 5.0%
17,700	Chevron Corp.	1,301,481
64,100	Rosetta Resources, Inc. *	1,196,747
		2,498,228

	Financial Services - 9.3%
31,500	CIT Group, Inc.	1,756,755
31,450	Federated Investors, Inc.	1,062,381
40,800	Franklin Bank Corp.*	838,032
39,690	Sovereign Bancorp, Inc.	1,007,729
		4,664,897

	Health Care & Health Care Equipment - 2.2%
19,630	Analogic Corp.	1,102,028

	Insurance - 7.2%
10,100	CIGNA Corp.	1,328,857
42,853	Conseco, Inc. *	856,203
19,178	MBIA, Inc.	1,401,145
		3,586,205

	Manufacturing/Production - 14.5%
9,803	Algoma Steel, Inc. - * f	276,543
23,750	EMCOR Group, Inc. *	1,350,187
28,425	International Flavors & Fragrances, Inc.	1,397,373
26,475	Lubrizol Corp.	1,327,192
41,168	Tyco International Ltd. - f	1,251,507
28,000	Washington Group International, Inc. *	1,674,120
		7,276,922
Number
of Shares		Value

	Real Estate - 1.6%
14,710	The St Joe Company	$788,015

	Retail - 8.2%
28,800	Dillard's Inc. - Class A	1,007,136
40,082	Dollar Tree Stores, Inc. *	1,206,468
44,930	Liberty Media Corp. - Interactive - Class A *	969,140
29,930	Williams-Sonoma, Inc.	940,999
		4,123,743

	Semiconductor & Semiconductor Equipment - 2.6%
58,685	Intel Corp.	1,188,371
4,692	Verigy Limited - * f	83,283
		1,271,654

	Software - 2.9%
48,611	Microsoft Corp.	1,451,524

	Telecommunications - 6.4%
74,800	Citizens Communications Company	1,074,876
60,520	Sprint Nextel Corp.	1,143,223
9,600	Telephone & Data Systems, Inc.	521,568
9,600	Telephone & Data Systems, Inc. - Special Shares #	476,160
		3,215,827

	Transportation - 6.0%
26,125	Atlas Air Worldwide Holdings, Inc. *	1,162,562
24,800	Canadian Pacific Railway Limited - f	1,308,448
35,499	Heartland Express, Inc.	533,195
		3,004,205

	Travel & Recreation - 5.5%
17,275	Carnival Corp. - f	847,339
54,500	Hilton Hotels Corp.	1,902,050
		2,749,389

	Utilities - 2.7%
43,100	Mirant Corp.*	1,360,667

	TOTAL COMMON STOCKS (Cost $35,673,571)	50,038,553

Principal
Amount
	SHORT TERM INVESTMENT - 0.1%

	Variable Rate Demand Note** - 0.1%
63,900	Wisconsin Corporate Central Credit Union, 4.99%	63,900

	TOTAL SHORT TERM INVESTMENT (Cost $63,900)	63,900

	Total Investments (Cost $35,737,471) - 100.1%	50,102,453

	Liabilities in Excess of Other Assets - (0.1)%	(54,043)

	TOTAL NET ASSETS - 100.0%	$50,048,410

*	-	Non-income producing security.
**	-	Variable rate security as of December 31, 2006.
ADR	-	American Depository Receipt.
[f]	-	Foreign security.
#	-	Special Common Shares Issued through a stock dividend on May 13, 2005.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)_ /s/ Mark Foster
                                                     Mark Foster, President

Date   February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _ /s/ Mark Foster
                                 Mark Foster, President

Date  February 26, 2007

By (Signature and Title)* _ /s/ Mickey Kim
                                 Mickey Kim, Treasurer

Date  February 26, 2007